Accumulated Other Comprehensive Income (Components of Accumulated Other Comprehensive Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 106	$ 137
Other comprehensive income (loss) before reclassifications	(345)	0
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	51	19
Other equity method reclassification adjustment	0	(46)
Net current period other comprehensive income (loss)	(294)	(27)
Other	0	(4)
Ending Balance	(188)	106
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(21)	(35)
Other comprehensive income (loss) before reclassifications	10	11
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	8	11
Other equity method reclassification adjustment	0	(8)
Net current period other comprehensive income (loss)	18	14
Other	0	0
Ending Balance	(3)	(21)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(309)	(318)
Other comprehensive income (loss) before reclassifications	0	0
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	44	12
Other equity method reclassification adjustment	0	(3)
Net current period other comprehensive income (loss)	44	9
Other	0	0
Ending Balance	(265)	(309)
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(49)	0
Other comprehensive income (loss) before reclassifications	97	(49)
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	0	0
Other equity method reclassification adjustment	0	0
Net current period other comprehensive income (loss)	97	(49)
Other	0	0
Ending Balance	48	(49)
Accumulated Net Available For Sale Securities Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(1)	0
Other comprehensive income (loss) before reclassifications	5	3
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	(1)	(4)
Other equity method reclassification adjustment	0	0
Net current period other comprehensive income (loss)	4	(1)
Other	0	0
Ending Balance	3	(1)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	486	490
Other comprehensive income (loss) before reclassifications	(457)	35
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent	0	0
Other equity method reclassification adjustment	0	(35)
Net current period other comprehensive income (loss)	(457)	0
Other	0	(4)
Ending Balance	$ 29	$ 486